Significant Accounting Policies (Details) - Schedule of Foreign Currency Translation	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Period-end spot rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	US$1=RMB 7.1798	US$1=RMB 7.0998	US$1=RMB 6.8717
Average Rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	US$1=RMB 7.1206	US$1=RMB 6.7873	US$1=RMB 6.8855